FAIR VALUE MEASUREMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

5.Fair Value of Measurements

Fair value hierarchy classifications of the financial instruments that are measured at fair value on a recurring basis are as follows (in thousands):

	March 31, 2024
	Level 1	Level 2	Level 3	Total

Convertible promissory notes	$—	$—	$10,317	$10,317
Warrant liabilities	—	—	10,584	10,584

	December 31, 2023
	Level 1	Level 2	Level 3	Total

Convertible promissory notes	$—	$—	$34,033	$34,033

Valuation techniques and the inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy (in thousands):

	Valuation techniques	Inputs	March 31, 2024	December 31, 2023
Convertible promissory notes, current	Discounted Cash Flow Model (“DCF”)	Discount rate, risk-free rate, credit spread, contractual cash flows	$5,645	$—
	PWERM (“Probability-Weighted Expected Return Method”)	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$27,794
Convertible promissory notes, net of current	Binomial Lattice Model (“BLM”)	Stock price, volatility, remaining term, risk-free rate, credit spread	$4,672	$—
	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$—	$6,239
Warrant liabilities – private and public warrants	Black Scholes Merton Model (“BSM”) or BLM	Exercise price, term to expiration, volatility, risk-free rate	$9,150	$—
Warrant liabilities - other			$1,434	$—

As of March 31, 2024, the key inputs for the convertible promissory notes, current using the DCF were as follows: remaining term of 0.25 years and a discount rate of 10.2%. As of March 31, 2024, the key inputs for the convertible promissory notes, net of current using the BLM were as follows: stock price of $6.58, volatility of 32.2%, remaining term of 1.9 years, risk-free rate of 4.6%, and credit spread of 5.0%.

As of March 31, 2024, the key inputs for the private placement warrants using the BSM were as follows: exercise price of $11.50 per share, term to expiration of 5 years, volatility range of 19.4% and a risk-free rate of 4.2%. As of March 31, 2024, the key inputs for the public warrants using the BLM were as follows: exercise price of $11.50 per share and term to expiration of 5.0 years. As of March 31, 2024, the key inputs for the warrant liabilities – other using the BSM were as follows: an exercise price of $5.00 per share, or $10.00 per share or $18.75 per share, term to expiration ranging from 0.4 years to 2.6 years, volatility ranging from 29.5% to 32.7%, and a risk-free rate ranging from 4.4% to 5.4%.

As of December 31, 2023, the PWERM was used as Legacy GCT was a private company. After the Closing, and as of March 31, 2024, the valuation techniques used reflect that the Business Combination was consummated.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities (in thousands):

	Three Months Ended March 31,
	2024	2023
Convertible promissory notes fair value - beginning of period	$34,033	$31,166
Change in fair value of convertible promissory notes	1,203	(549)
Conversion of convertible promissory notes	(41,209)	—
Borrowing of convertible promissory notes	16,290	—
Convertible promissory notes fair value - end of period	$10,317	$30,617

	Three Months Ended March 31,
	2024	2023
Warrant Liabilities Fair value - beginning of period	$—	$—
Private and public warrants assumed at Closing	5,958	—
Change in fair value of warrant liabilities	4,626	—
Warrant Liabilities Fair value - end of period	$10,584	$—

The gains and losses from fair value re-measurement of Level 3 financial liabilities are recorded as other income, net in the condensed consolidated statements of operations.

2.Fair Value of Measurements

Fair Value Hierarchy

Recurring fair value measurements

Fair value hierarchy classifications of the financial instruments that are measured at fair value on a recurring basis as of December 31, 2023 and 2022, are as follows:

	2023
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$34,033	$34,033

Recurring fair value measurements, continued

	2022
(in thousands)	Level 1	Level 2	Level 3	Total
Convertible promissory notes	$—	$—	$31,166	$31,166

Valuation techniques and the inputs

The table below presents valuation techniques and inputs used in the fair value measurement categorized within Level 3 of the fair value hierarchy as of December 31, 2023 and 2022.

(in thousands)	Valuation techniques	Inputs	2023	2022
Convertible promissory notes, current	PWERM	Scenario of initial public offering (“IPO”) and merger & acquisition (“M&A”)	$27,794	$31,166
Convertible promissory notes, net of current			6,239	—

The following table sets forth a summary of the changes in the fair value of the Company’s Level 3 financial liabilities for the years ended December 31, 2023 and 2022:

(in thousands)	2023	2022
Fair value as of beginning of period	$31,166	$56,996
Change in fair value of convertible promissory notes	1,428	450
Conversion of convertible promissory notes	(61)	(33,140)
Repayment of convertible promissory notes	(500)	(1,140)
Transfer of convertible promissory notes to bank borrowings	—	(1,000)
Borrowing of convertible promissory notes	2,000	9,000
Fair value as of end of period	$34,033	$31,166

The gains and losses from fair value re-measurement of Level 3 financial liabilities are recorded as other income (expense), net in the consolidated statements of operations.

CONCORD ACQUISITION CORP III
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 6. FAIR VALUE MEASUREMENT

The following table presents fair value information as of December 31, 2023 and 2022, for the Company’s assets and liabilities that are accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

		December 31,	December 31,
Assets:	Level	2023	2022
Marketable securities and in Trust Account	1	$—	$356,190,233

		December 31,	December 31,
Liabilities:	Level	2023	2022
Warrant Liability – Public Warrants	(a)	$1,725,000	$1,173,000
Warrant Liability – Private Placement Warrants (b)	3	$658,000	$639,200
Sponsor Loans	3	$—	$1,000,000
(a)	Level 1 at December 31, 2023 and Level 2 at December 31, 2022
(b)	At December 31, 2023, 2,820,000 Private Placement Warrants subject to forfeiture have no value as there is an assumed 100% probability of forfeiture due to the proposed Business Combination.

As of December 31, 2023, cash held in the Trust Account was held in an interest-bearing demand deposit account and at December 31, 2022, investments held in Trust Account consisted of mutual funds that invest primarily in US government securities. Demand deposit accounts and mutual funds generally have a readily determinable fair value. Such investments in the Trust Account are presented on the consolidated balance sheets at fair value at the end the reporting period.

The Company’s warrant liability for the Public Warrants is based on unadjusted quoted prices at the close of market. At December 31, 2022, there was insufficient trading volume for the Company’s Public Warrants to be classified as Level 1 and, as a result, were classified as Level 2. At December 31, 2023, the Company determined there was sufficient trading activity to classify its Public Warrants as Level 1.

The fair value of the Company’s Private Placement Warrants (not subject to forfeiture) for all periods presented is based on a Black-Scholes-Merton model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. In association with the Company’s Sponsor Support Agreement with GCT, the Sponsor agreed to forfeit up to 2,820,000 Private Placement Warrants upon the consummation of the Business Combination. For those Private Placement Warrants that became subject to forfeiture, the Company used a probability-weighted scenario analysis to value the Private

Placement Warrants (subject to forfeiture) as of December 31, 2023. The change in valuation models between December 31, 2023 and December 31, 2022 was implemented as the probability-weighted scenario analysis better represents the fair value of the Private Placement Warrants that became subject to forfeiture during the year ended December 31, 2023.

In association with the Company’s Sponsor Support Agreement with GCT, the Sponsor agreed to forgive all amounts outstanding under the Sponsor Loan upon the closing of the proposed Business Combination. The Company valued the Sponsor Loans using a bond plus call approach as of December 31, 2022. The bond plus call approach calculates the fair value of the Notes as the sum of (i) the fair value of the contractual cash flows of the Sponsor Loans absent the Conversion Option and (ii) the fair value of the Conversion Option which is determined using a risk-neutral framework based on the daily binomial lattice analysis. Upon forgiveness of the outstanding balance under the Sponsor Loans, the Company used a probability-weighted scenario analysis as of December 31, 2023. The change in valuation models between December 31, 2023 and December 31, 2022 was implemented as the probability-weighted scenario analysis better represents the fair value of the Sponsor Loans that were modified during the year ended December 31, 2023.

The inputs used to measure fair value of the Private Placement Warrants and the Sponsor Loans are classified within Level 3 of the fair value hierarchy. Significant deviations from these estimates and inputs could result in a material change in fair value.

The following table sets forth the fair value and unpaid principal balance as of December 31, 2023 and 2022 for the Sponsor Loans.

Liabilities:	Fair Value	Unpaid Principal Balance
December 31, 2023	$—	$6,900,000
December 31, 2022	$1,000,000	$6,900,000

The key inputs into the model for the Private Placement Warrants were as follows:

	December 31,		December 31,
Input	2023		2022
Common stock price	$10.56		$10.19
Risk-free interest rate	3.81%		3.95%
Expected term in years	5.25	years	5.36	years
Expected volatility	0.00%		0.00%
Exercise price	$11.50		$11.50
Warrant fair value	$0.10		$0.07

To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3.

The following table provides a reconciliation of changes in fair value of the beginning and ending balances for our financial instruments classified as Level 3:

Fair value of financial instruments classified as Level 3
	Public and Private
	Placement
	Warrants	Sponsor Loans

January 1, 2022	$18,655,000	$5,490,000
Public Warrants reclassified to level 1	(6,727,500)
Change in valuation inputs or other assumptions	(11,288,300)	(4,490,000)
December 31, 2022	$639,200	1,000,000

January 1, 2023	$639,200	$1,000,000
Change in fair value of warrants subject to forfeiture	(191,760)	—
Change in valuation inputs or other assumptions	210,560	2,343,000
Extinguishment of debt	—	(3,343,000)
December 31, 2023	$658,000	$—